Note 15 - Commitments and Contingencies (Details) - Financial Instruments Outstanding Whose Contract Amount Represents Credit Risk - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Note 15 - Commitments and Contingencies (Details) - Financial Instruments Outstanding Whose Contract Amount Represents Credit Risk [Line Items]
Standby Letters of Credit	$ 1,588,212	$ 1,762,000
Loan Origination Commitments [Member]
Note 15 - Commitments and Contingencies (Details) - Financial Instruments Outstanding Whose Contract Amount Represents Credit Risk [Line Items]
Commitments to Extend Credit	$ 67,889,000	$ 68,742,000